Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 306,723		$ 306,723		$ 279,709
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			279,709
Dividends paid			280,649		231,967
Purchase (sale) of noncontrolling interests			(6,475)		11,032
Cash contributions from noncontrolling interests			23,787		54,225
Changes in fair value of noncontrolling interests			(15,266)		(24,222)
Net Income	286,084	269,266	535,199	499,492
Other comprehensive income (loss), net of tax	42,636	(224,967)	163,205	(361,295)
Noncontrolling interests subject to put provisions ending balance	306,723		306,723		279,709
Put provisions exercisable	93,482		93,482
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			231,303
Dividends paid			(18,435)		(38,964)
Purchase (sale) of noncontrolling interests			6,819		28,969
Cash contributions from noncontrolling interests			3,409		5,289
Changes in fair value of noncontrolling interests			15,266		24,222
Net Income			19,409		28,839
Other comprehensive income (loss), net of tax			546		51
Noncontrolling interests subject to put provisions ending balance					$ 231,303